Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense	$ 12,075	$ 12,245	$ 59,742	$ 62,098	$ 61,937
Other comprehensive Income:
Unrealized gains (losses) on cash flow hedges	(5,240)	$ 11,355	457	23,809	13,816
Retirement benefits			670	(1,885)	1,304
Excess tax benefit on stock-based compensation			$ 0	0	$ (6,560)
Deferred tax assets recognized on early adoption of ASU 2016-09	$ (2,265)			$ (24,912)